Geographic Information (Schedule Of Lease Revenue By Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Lease revenue	$ 3,498,300	$ 976,147	$ 997,147
China [Member] | Geographic Concentration Risk [Member] | Total Lease Revenue [Member]
Segment Reporting Information [Line Items]
Percentage of lease revenue	12.30%	8.00%	7.20%
United States Of America [Member] | Geographic Concentration Risk [Member] | Total Lease Revenue [Member]
Segment Reporting Information [Line Items]
Percentage of lease revenue	10.80%	17.30%	12.10%
The Netherlands [Member] | Geographic Concentration Risk [Member] | Total Lease Revenue [Member]
Segment Reporting Information [Line Items]
Lease revenue	$ 60,800	$ 0	$ 0
American Airlines [Member] | Total Lease Revenue [Member]
Segment Reporting Information [Line Items]
Number of lessees		1
Percentage of lease revenue		10.90%